UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05151

J.P. Morgan Mutual Fund Group
(Exact name of registrant as specified in charter)

245 Park Avenue, New York, NY 10167
(Address of principal executive offices) (Zip code)

JPMorgan Funds Management, Inc., 245 Park Avenue, New York, NY 10167
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-480-4111

Date of fiscal year end:	February 28

Date of reporting period:	July 1, 2009 through June 30, 2010

Item 1. Proxy Voting Record

****** FORM N-Px REPORT *******

ICA File Number: 811-05151

Reporting Period: 07/01/2009 - 06/30/2010

J.P. Morgan Mutual Fund Group

====== JPMORGAN SHORT TERM BOND FUND II ======

RESIDENTIAL ASSET MORTGAGE PRODUCTS INC. - SERIES 2005-EFC

Ticker: - -	Security ID: 76112BV56
Meeting Date: SEP 15, 2009	Meeting Type: Written Consent
Record Date: AUG 18, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Consent On The Proposed Hamp Amendment	For	For	Management
To Pooling And Servicingagreement As
Described In The Material Provided

RESIDENTIAL MORTGAGE PRODUCTS INC

Ticker: RAMP	Security ID: 75406BAC1
Meeting Date: SEP 15, 2009	Meeting Type: Written Consent
Record Date: AUG 18, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Consent On The Proposed Hamp Amendment	For	For	Management
To Pooling And Servicingagreement As
Described In The Material Provided.

========== END NPX REPORT ==========

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            J.P. Morgan Mutual Fund Group

By (Signature and Title)                            \s\ George C.W. Gatch

George C.W. Gatch, President

Date      August 30, 2010

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*                         \s\ George C.W. Gatch

George C.W. Gatch, President

Date      August 30, 2010

*Print the name and title of each signing officer under his or her signature.